14. Stockholders' Equity (Details - Option Activity) - Options [Member] - USD ($)	3 Months Ended	12 Months Ended		17 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Number of Options
Number of Options Outstanding, Beginning	210,000	210,000
Number of Options Granted	105,000	0		315,000
Number of Options Exercised	0	0
Number of Options Forfeited or Expired	0	0
Number of Options Expired	0	0
Number of Options Outstanding, Ending	315,000	210,000	210,000	210,000
Number of Options Vested	236,250	210,000
Number of Options Exercisable, Ending	315,000	210,000		210,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 9.61	$ 9.61
Weighted Average Exercise Price Granted	1.00	.00
Weighted Average Exercise Price Exercised		0.00
Weighted Average Exercise Price Forfeited		0.00
Weighted Average Exercise Price Expired		0.00
Weighted Average Exercise Price Outstanding, Ending	4.80	9.61	$ 9.61	$ 9.61
Weighted Average Exercise Price Vested	5.40	5.70		5.70
Weighted Average Exercise Price Exercisable, Ending	$ 5.40	$ 9.61		$ 9.61
Remaining Contractual Term
Options Outstanding	8 years 9 months 29 days	9 years 7 months 10 days	9 years 7 months 10 days
Options Vested	8 years 6 months 3 days	9 years 7 months 10 days
Options Exercisable	8 years 6 months 3 days	9 years 7 months 10 days
Aggregate Intrinsic Value
Aggregate intrinsic value options outstanding	$ 131,250	$ 0		$ 0
Aggregate intrinsic value options vested	32,813	0		0
Aggregate intrinsic value options exercisable	$ 32,813	$ 0		$ 0